Variable Interest Entities - (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Variable Interest Entity [Line Items]
Payable to affiliates	$ 766		$ 1,165	[1]
Virginia Electric and Power Company
Variable Interest Entity [Line Items]
Payable to affiliates	485		600	[2]
Virginia Electric and Power Company | Related party
Variable Interest Entity [Line Items]
Payable to affiliates	$ 203		$ 255	[2]
Accounts Payable, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]		Affiliated Entity [Member]
Variable Interest Entity, Not Primary Beneficiary | Virginia Electric and Power Company | DES
Variable Interest Entity [Line Items]
Shared Services Purchased	$ 113	$ 98
Variable Interest Entity, Not Primary Beneficiary | Virginia Electric and Power Company | DES | Related party
Variable Interest Entity [Line Items]
Payable to affiliates	$ 28		$ 28
Accounts Payable, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]		Affiliated Entity [Member]

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.